Employee Compensation - Summary of Weighted-average Assumptions Used to Determine Benefit Expenses (Detail)	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year	3.50%	3.40%	4.20%
Rate of compensation increase	2.40%	2.80%	2.70%
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year	3.60%	3.60%	4.40%
Rate of compensation increase	2.00%	2.40%	2.40%
Assumed overall health care cost trend rate	4.90%	5.20%	5.30%